28. SHARE-BASED COMPENSATION PLANS (Details Narrative) CAD in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2016 CAD	Jan. 30, 2016	Mar. 31, 2017 USD ($)	Mar. 31, 2016 CAD shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options authorized | shares					350,000	12,923,779	62,404	4,036,729	8,824,646
Expiration period for stock options (in years)						10 years
Percentage of purchase for cancellation of outstanding stock options		25.00%
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Special cash distribution to shareholders			$ 387,200
Special payment to be paid to option holders			12,800		$ 10,000
Special payments authorized to be paid to option holders			$ 8,000
Key Management Personnel Of Entity Or Parent [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested stock options repurchased for cash consideration | shares				1,253,477
Total cash consideration paid to repurchase of vested stock options | CAD	CAD 24,700			CAD 24,700
Time Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting and exercisable period (in years)						5 years
Performance Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting and exercisable period (in years)						5 years